Statements of Cash Flows	12 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (6,843,399)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	42,470
Share-based compensation expense	185,996
Loss on sale of equipment	3,082
Change in fair market value of derivative liabilities	867,000
Non-cash interest expense	39,471
Change in fair value of warrant liability (see statements of operations)	6,109
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,903,114)
Accounts payable and accrued expenses	2,285,059
Deferred grant income	30,528
Payment of amount due to related parties	(35,685)
Accrued interest on convertible promissory notes	55,598
Net cash used in operating activities	(5,266,885)
Cash flows from investing activities:
Purchase of equipment	(254,820)
Proceeds from sale of equipment	3,000
Net cash used in investing activities	(251,820)
Cash flows from financing activities:
Proceeds from initial public offering (IPO) of common stock, net of offering costs	26,335,100
Proceeds from subscription receivable	13,125
Proceeds from exercise of warrants	29,267
Payments of deferred offering costs	(860,943)
Net cash provided by (used in) financing activities	25,516,549
Net change in cash	19,997,844
Cash, beginning of period	828,016
Cash, end of period	20,825,860
Supplemental disclosure of cash flow
Interest	17,870
Supplemental disclosure of non-cash investing and financing activities:
Accrued interest on subscriptions receivable	362
Conversion of convertible promissory notes, including embedded derivative, to common stock	4,991,431
Deferred offering costs adjusted into additional paid-in capital in connection with IPO	73,484
Fair value of warrant liability associated with warrant exercise	35,485
Underwriting discounts and commissions paid from gross proceeds of IPO	$ 2,414,900